Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Rental Commitments for Operating Leases with Non-cancelable Terms
Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2016	36,921
2017	26,784
2018	20,547
2019	15,502
2020	11,974
Thereafter	45,924

Total	$157,652